Finance debt - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 3,356,000,000	$ 4,474,000,000
Repayments of current borrowings	2,000,000,000.0	0
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current finance debt	3,003,000,000	3,793,000,000
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current finance debt	200,000,000	500,000,000
Carrying amount | Within one year | Accrued interest [Member]
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 552,000,000	$ 585,000,000